Income Tax Expenses - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Detailed Information About Income Tax [Line Items]
Tax expense (income)	$ 10	$ 1